CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)		12 Months Ended
	Jun. 20, 2017	Dec. 31, 2017	Mar. 16, 2017	Dec. 31, 2016	Sep. 21, 2012
Fixed interest rate | Senior Notes at 6.75%
Investment [Line Items]
Interest rate			6.75%	6.75%	6.75%
Fixed interest rate | 7.0% Senior Notes
Investment [Line Items]
Interest rate		7.00%	7.00%
Disposal Of Interest In Cote Gold Project
Investment [Line Items]
Proportion of ownership interest sold in joint venture	30.00%	30.00%